T. ROWE PRICE HIGH YIELD MULTI-SECTOR ACCOUNT PORTFOLIO
November 30, 2023 (Unaudited)
1
Portfolio of
Investments
‡
Par/Shares $ Value
(Amounts in 000s)
‡
COMMON STOCKS 0.7%
Health Care 0.5%
Avantor (1) 1 16
Becton Dickinson & Company  — 23
39
Manufacturing 0.2%
Danaher  — 15
15
Total Common Stocks (Cost $49) 54
CONVERTIBLE BONDS 0.3%
Automotive 0.2%
Rivian Automotive, 4.625%, 3/15/29 (2) 15 16
16
Cable Operators 0.1%
DISH Network, 3.375%, 8/15/26  15 7
7
Total Convertible Bonds (Cost $29) 23
CONVERTIBLE PREFERRED STOCKS 0.3%
Insurance 0.3%
Alliant Services, Series A, Acquisition
Date: 11/6/20, Cost $25 (1)(3)(4) — 24
Total Convertible Preferred Stocks
(Cost $25) 24
CORPORATE BONDS 95.2%
Aerospace & Defense 2.5%
Spirit AeroSystems, 9.75%,
11/15/30 (2) 15 16
TransDigm, 5.50%, 11/15/27  30 29
TransDigm, 6.25%, 3/15/26 (2) 55 55
TransDigm, 6.75%, 8/15/28 (2) 25 25
TransDigm, 6.875%, 12/15/30 (2) 57 57
TransDigm, 7.125%, 12/1/31 (2) 17 17
199
Airlines 1.3%
American Airlines, 5.50%, 4/20/26 (2) 13 12
American Airlines, 5.75%, 4/20/29 (2) 40 38
Mileage Plus Holdings, 6.50%,
6/20/27 (2) 49 49
99
Automotive 4.9%
Adient Global Holdings, 8.25%,
4/15/31 (2) 25 25
Clarios Global, 8.50%, 5/15/27 (2) 40 40
Dana, 5.625%, 6/15/28  41 39
Ford Motor, 9.625%, 4/22/30  25 29
Goodyear Tire & Rubber, 5.25%,
7/15/31  25 22
Goodyear Tire & Rubber, 5.625%,
4/30/33  60 51
Par/Shares $ Value
(Amounts in 000s)
‡
LCM Investments Holdings II, 4.875%,
5/1/29 (2) 20 17
Metis Merger Sub, 6.50%, 5/15/29 (2) 40 34
Rivian Holdings, FRN, 6M USD LIBOR
+ 5.625%, 11.493%, 10/15/26 (2) 110 110
Tenneco, 8.00%, 11/17/28 (2) 20 17
384
Broadcasting 6.3%
Clear Channel Outdoor Holdings,
7.50%, 6/1/29 (2) 15 12
Clear Channel Outdoor Holdings,
7.75%, 4/15/28 (2) 40 33
Clear Channel Outdoor Holdings,
9.00%, 9/15/28 (2) 25 25
CMG Media, 8.875%, 12/15/27 (2) 48 39
Gray Escrow II, 5.375%, 11/15/31 (2) 25 18
iHeartCommunications, 5.25%,
8/15/27 (2) 12 9
iHeartCommunications, 8.375%,
5/1/27  32 22
Lamar Media, 4.875%, 1/15/29  35 33
Neptune Bidco U.S., 9.29%,
4/15/29 (2) 35 33
Nexstar Media, 5.625%, 7/15/27 (2) 2 2
Outfront Media Capital, 4.25%,
1/15/29 (2) 10 9
Outfront Media Capital, 7.375%,
2/15/31 (2) 5 5
Scripps Escrow, 5.875%, 7/15/27 (2) 15 12
Sirius XM Radio, 4.00%, 7/15/28 (2) 43 38
Sirius XM Radio, 4.125%, 7/1/30 (2) 27 23
Sirius XM Radio, 5.00%, 8/1/27 (2) 45 43
Stagwell Global, 5.625%, 8/15/29 (2) 50 44
Townsquare Media, 6.875%, 2/1/26 (2) 26 25
Univision Communications, 6.625%,
6/1/27 (2) 25 24
Univision Communications, 7.375%,
6/30/30 (2) 26 25
Univision Communications, 8.00%,
8/15/28 (2) 15 15
489
Building & Real Estate 1.2%
Brookfield Residential Properties,
6.25%, 9/15/27 (2) 15 14
Cushman & Wakefield U.S. Borrower,
6.75%, 5/15/28 (2) 25 24
Howard Hughes, 4.125%, 2/1/29 (2) 32 27
Howard Hughes, 5.375%, 8/1/28 (2) 28 26
91
Building Products 2.1%
Advanced Drainage Systems, 6.375%,
6/15/30 (2) 25 25
Beacon Roofing Supply, 6.50%,
8/1/30 (2) 5 5
Builders FirstSource, 6.375%,
6/15/32 (2) 8 8
New Enterprise Stone & Lime, 5.25%,
7/15/28 (2) 15 14
PGT Innovations, 4.375%, 10/1/29 (2) 19 18

T. ROWE PRICE HIGH YIELD MULTI-SECTOR ACCOUNT PORTFOLIO

Par/Shares $ Value
(Amounts in 000s)
‡
Specialty Building Products Holdings,
6.375%, 9/30/26 (2) 20 19
SRS Distribution, 6.00%, 12/1/29 (2) 20 17
Summit Materials, 5.25%, 1/15/29 (2) 55 51
Summit Materials, 7.25%, 1/15/31 (2) 5 5
162
Cable Operators 5.4%
Altice France Holding, 6.00%,
2/15/28 (2) 200 81
CCO Holdings, 4.50%, 6/1/33 (2) 25 20
CCO Holdings, 6.375%, 9/1/29 (2) 130 125
CCO Holdings, 7.375%, 3/1/31 (2) 45 45
Directv Financing, 5.875%, 8/15/27 (2) 25 22
DISH DBS, 5.75%, 12/1/28 (2) 20 15
DISH DBS, 7.375%, 7/1/28  20 10
DISH DBS, 7.75%, 7/1/26  40 24
DISH Network, 11.75%, 11/15/27 (2) 35 35
GCI, 4.75%, 10/15/28 (2) 30 27
Midcontinent Communications,
5.375%, 8/15/27 (2) 10 9
Radiate Holdco, 6.50%, 9/15/28 (2) 15 7
420
Chemicals 3.1%
Avient, 7.125%, 8/1/30 (2) 22 22
Celanese U.S. Holdings, 6.55%,
11/15/30  10 10
Celanese U.S. Holdings, 6.70%,
11/15/33  30 31
Compass Minerals International,
6.75%, 12/1/27 (2) 17 16
CVR Partners, 6.125%, 6/15/28 (2) 35 32
GPD, 10.125%, 4/1/26 (2) 30 27
Methanex, 5.25%, 12/15/29  31 29
Tronox, 4.625%, 3/15/29 (2) 15 13
Windsor Holdings III, 8.50%,
6/15/30 (2) 35 36
WR Grace Holdings, 5.625%,
8/15/29 (2) 27 23
239
Consumer Products 0.9%
Kontoor Brands, 4.125%, 11/15/29 (2) 10 9
Life Time, 5.75%, 1/15/26 (2) 20 19
Life Time, 8.00%, 4/15/26 (2) 20 20
Wolverine World Wide, 4.00%,
8/15/29 (2) 30 23
71
Container 2.1%
Ardagh Metal Packaging Finance USA,
6.00%, 6/15/27 (2) 45 44
Ball, 6.00%, 6/15/29  20 20
Ball, 6.875%, 3/15/28  40 41
Sealed Air, 5.00%, 4/15/29 (2) 15 14
Sealed Air, 6.125%, 2/1/28 (2) 10 10
Sealed Air, 6.875%, 7/15/33 (2) 15 15
Sealed Air, 7.25%, 2/15/31 (2) 15 15
Trident TPI Holdings, 12.75%,
12/31/28 (2) 5 5
164
Par/Shares $ Value
(Amounts in 000s)
‡
Energy 13.1%
Aethon United BR, 8.25%, 2/15/26 (2) 30 30
AmeriGas Partners, 5.50%, 5/20/25  5 5
AmeriGas Partners, 9.375%, 6/1/28 (2) 10 10
Archrock Partners, 6.875%, 4/1/27 (2) 10 10
Chesapeake Energy, 6.75%,
4/15/29 (2) 40 40
Civitas Resources, 8.375%, 7/1/28 (2) 10 10
Civitas Resources, 8.625%,
11/1/30 (2) 10 10
Civitas Resources, 8.75%, 7/1/31 (2) 15 15
Comstock Resources, 5.875%,
1/15/30 (2) 10 9
Comstock Resources, 6.75%,
3/1/29 (2) 20 18
Crescent Energy Finance, 7.25%,
5/1/26 (2) 40 40
Crescent Energy Finance, 9.25%,
2/15/28 (2) 20 21
Diamond Foreign Asset, 8.50%,
10/1/30 (2) 15 15
Endeavor Energy Resources, 5.75%,
1/30/28 (2) 19 19
Ferrellgas, 5.875%, 4/1/29 (2) 45 41
Gulfport Energy, 8.00%, 5/17/26 (2) 20 20
Hilcorp Energy I, 6.00%, 4/15/30 (2) 10 9
Hilcorp Energy I, 6.00%, 2/1/31 (2) 27 25
Hilcorp Energy I, 6.25%, 4/15/32 (2) 16 15
Hilcorp Energy I, 8.375%, 11/1/33 (2) 32 33
Kinetik Holdings, 5.875%, 6/15/30 (2) 45 43
Magnolia Oil & Gas Operating, 6.00%,
8/1/26 (2) 50 49
Matador Resources, 5.875%, 9/15/26  12 12
NGL Energy Operating, 7.50%,
2/1/26 (2) 41 41
Northriver Midstream Finance, 5.625%,
2/15/26 (2) 15 15
Occidental Petroleum, 7.95%, 6/15/39  35 39
Range Resources, 4.75%, 2/15/30 (2) 15 14
Range Resources, 8.25%, 1/15/29  5 5
Rockcliff Energy II, 5.50%, 10/15/29 (2) 15 14
SilverBow Resources, FRN, 3M TSFR
+ 7.75%, 13.138%, 12/15/28 (2) 20 20
Solaris Midstream Holdings, 7.625%,
4/1/26 (2) 15 14
Southwestern Energy, 4.75%, 2/1/32  50 44
Tallgrass Energy Partners, 6.00%,
12/31/30 (2) 30 27
Tallgrass Energy Partners, 6.00%,
9/1/31 (2) 35 31
Transocean, 6.80%, 3/15/38  20 15
Transocean, 8.75%, 2/15/30 (2) 29 29
Transocean, 11.50%, 1/30/27 (2) 12 12
Transocean Aquila, 8.00%, 9/30/28 (2) 7 7
Valaris, 8.375%, 4/30/30 (2) 15 15
Venture Global Calcasieu Pass, 6.25%,
1/15/30 (2) 45 44
Venture Global LNG, 8.125%,
6/1/28 (2) 20 20

T. ROWE PRICE HIGH YIELD MULTI-SECTOR ACCOUNT PORTFOLIO

Par/Shares $ Value
(Amounts in 000s)
‡
Venture Global LNG, 8.375%,
6/1/31 (2) 70 69
Venture Global LNG, 9.50%, 2/1/29 (2) 20 21
Vermilion Energy, 6.875%, 5/1/30 (2) 25 24
1,019
Entertainment & Leisure 6.1%
Carnival, 7.00%, 8/15/29 (2) 10 10
Carnival, 7.625%, 3/1/26 (2) 60 60
Carnival, 10.50%, 6/1/30 (2) 35 37
CDI Escrow Issuer, 5.75%, 4/1/30 (2) 30 28
Cedar Fair, 5.25%, 7/15/29  30 27
Cinemark USA, 5.25%, 7/15/28 (2) 45 41
Live Nation Entertainment, 4.75%,
10/15/27 (2) 20 19
NCL, 5.875%, 3/15/26 (2) 25 24
NCL, 5.875%, 2/15/27 (2) 20 19
NCL, 7.75%, 2/15/29 (2) 25 24
NCL, 8.125%, 1/15/29 (2) 10 10
NCL Finance, 6.125%, 3/15/28 (2) 15 14
Royal Caribbean Cruises, 5.375%,
7/15/27 (2) 15 14
Royal Caribbean Cruises, 5.50%,
4/1/28 (2) 13 12
Royal Caribbean Cruises, 8.25%,
1/15/29 (2) 15 16
Royal Caribbean Cruises, 9.25%,
1/15/29 (2) 25 27
Royal Caribbean Cruises, 11.625%,
8/15/27 (2) 25 27
SeaWorld Parks & Entertainment,
5.25%, 8/15/29 (2) 32 29
Six Flags Entertainment, 5.50%,
4/15/27 (2) 25 24
Six Flags Entertainment, 7.25%,
5/15/31 (2) 15 15
477
Financial 9.7%
Acrisure, 7.00%, 11/15/25 (2) 15 15
Acrisure, 10.125%, 8/1/26 (2) 43 44
Alliant Holdings Intermediate, 6.75%,
10/15/27 (2) 40 38
AmWINS Group, 4.875%, 6/30/29 (2) 11 10
Apollo Commercial Real Estate
Finance, 4.625%, 6/15/29 (2) 20 16
Cobra AcquisitionCo, 6.375%,
11/1/29 (2) 25 19
Enact Holdings, 6.50%, 8/15/25 (2) 70 69
GTCR AP Finance, 8.00%, 5/15/27 (2) 25 25
HUB International, 5.625%, 12/1/29 (2) 15 14
HUB International, 7.00%, 5/1/26 (2) 35 35
HUB International, 7.25%, 6/15/30 (2) 50 51
Jane Street Group, 4.50%,
11/15/29 (2) 15 13
Jones Deslauriers Insurance
Management, 8.50%, 3/15/30 (2) 25 26
LPL Holdings, 4.00%, 3/15/29 (2) 10 9
LPL Holdings, 4.375%, 5/15/31 (2) 12 10
Navient, 4.875%, 3/15/28  35 31
Navient, 5.00%, 3/15/27  10 9
Par/Shares $ Value
(Amounts in 000s)
‡
Navient, 5.50%, 3/15/29  35 30
Navient, 9.375%, 7/25/30  20 21
Navient, 11.50%, 3/15/31  20 22
OneMain Finance, 5.375%, 11/15/29  15 14
OneMain Finance, 6.625%, 1/15/28  55 53
OneMain Finance, 9.00%, 1/15/29  40 41
PennyMac Financial Services, 4.25%,
2/15/29 (2) 35 30
PennyMac Financial Services, 5.375%,
10/15/25 (2) 15 15
PROG Holdings, 6.00%, 11/15/29 (2) 30 26
Ryan Specialty, 4.375%, 2/1/30 (2) 10 9
Starwood Property Trust, 4.375%,
1/15/27 (2) 25 23
United Wholesale Mortgage, 5.50%,
4/15/29 (2) 15 13
United Wholesale Mortgage, 5.75%,
6/15/27 (2) 25 24
755
Food 1.2%
B&G Foods, 5.25%, 4/1/25  3 3
B&G Foods, 8.00%, 9/15/28 (2) 10 10
BellRing Brands, 7.00%, 3/15/30 (2) 35 35
Darling Ingredients, 6.00%, 6/15/30 (2) 30 29
Triton Water Holdings, 6.25%,
4/1/29 (2) 17 15
92
Forest Products 0.4%
Cascades, 5.375%, 1/15/28 (2) 15 14
Graphic Packaging International,
3.75%, 2/1/30 (2) 20 18
32
Gaming 3.4%
Caesars Entertainment, 7.00%,
2/15/30 (2) 15 15
Caesars Entertainment, 8.125%,
7/1/27 (2) 60 61
Churchill Downs, 6.75%, 5/1/31 (2) 20 20
Light & Wonder International, 7.25%,
11/15/29 (2) 47 47
Light & Wonder International, 7.50%,
9/1/31 (2) 10 10
MGM Growth Properties Operating
Partnership, 3.875%, 2/15/29 (2) 45 38
MGM Growth Properties Operating
Partnership, 5.75%, 2/1/27  15 15
Midwest Gaming Borrower, 4.875%,
5/1/29 (2) 15 13
Ontario Gaming GTA, 8.00%,
8/1/30 (2) 10 10
Playtika Holding, 4.25%, 3/15/29 (2) 25 21
Scientific Games Holdings, 6.625%,
3/1/30 (2) 20 18
268
Health Care 8.7%
AdaptHealth, 5.125%, 3/1/30 (2) 15 12
AthenaHealth Group, 6.50%,
2/15/30 (2) 50 43
Avantor Funding, 4.625%, 7/15/28 (2) 50 47

T. ROWE PRICE HIGH YIELD MULTI-SECTOR ACCOUNT PORTFOLIO

Par/Shares $ Value
(Amounts in 000s)
‡
Bausch & Lomb Escrow, 8.375%,
10/1/28 (2) 15 15
CHS, 5.25%, 5/15/30 (2) 25 19
CHS, 6.00%, 1/15/29 (2) 15 13
CHS, 6.125%, 4/1/30 (2) 30 17
CHS, 8.00%, 12/15/27 (2) 40 38
IQVIA, 6.50%, 5/15/30 (2) 200 202
LifePoint Health, 9.875%, 8/15/30 (2) 5 5
LifePoint Health, 11.00%, 10/15/30 (2) 15 15
Molina Healthcare, 4.375%,
6/15/28 (2) 25 23
Mozart Debt Merger Sub, 5.25%,
10/1/29 (2) 42 38
RegionalCare Hospital Partners
Holdings, 9.75%, 12/1/26 (2) 20 19
Select Medical, 6.25%, 8/15/26 (2) 29 29
Star Parent, 9.00%, 10/1/30 (2) 17 17
Tenet Healthcare, 6.125%, 10/1/28  90 87
Tenet Healthcare, 6.75%, 5/15/31 (2) 15 15
Tenet Healthcare, 6.875%, 11/15/31  25 25
679
Information Technology 5.4%
Boxer Parent, 7.125%, 10/2/25 (2) 7 7
Boxer Parent, 9.125%, 3/1/26 (2) 25 25
Capstone Borrower, 8.00%,
6/15/30 (2) 25 25
Central Parent, 7.25%, 6/15/29 (2) 60 60
Central Parent, 8.00%, 6/15/29 (2) 15 15
Cloud Software Group, 9.00%,
9/30/29 (2) 40 36
Cloud Software Group Holdings,
6.50%, 3/31/29 (2) 35 32
Entegris Escrow, 5.95%, 6/15/30 (2) 55 53
Gen Digital, 6.75%, 9/30/27 (2) 25 25
Gen Digital, 7.125%, 9/30/30 (2) 20 20
Match Group Holdings II, 4.125%,
8/1/30 (2) 54 47
Match Group Holdings II, 5.625%,
2/15/29 (2) 10 10
McAfee, 7.375%, 2/15/30 (2) 35 30
ROBLOX, 3.875%, 5/1/30 (2) 20 17
Twilio, 3.625%, 3/15/29  5 5
Twilio, 3.875%, 3/15/31  20 17
424
Lodging 0.8%
Hilton Domestic Operating, 4.00%,
5/1/31 (2) 20 18
Park Intermediate Holdings, 4.875%,
5/15/29 (2) 15 13
Park Intermediate Holdings, 5.875%,
10/1/28 (2) 10 9
RHP Hotel Properties, 4.50%,
2/15/29 (2) 20 18
RHP Hotel Properties, 7.25%,
7/15/28 (2) 5 5
63
Manufacturing 1.4%
Emerald Debt Merger Sub, 6.625%,
12/15/30 (2) 15 15
Par/Shares $ Value
(Amounts in 000s)
‡
Gates Global, 6.25%, 1/15/26 (2) 10 10
Hillenbrand, 3.75%, 3/1/31  17 14
Madison IAQ, 4.125%, 6/30/28 (2) 35 31
Mueller Water Products, 4.00%,
6/15/29 (2) 27 24
Stevens Holding, 6.125%, 10/1/26 (2) 15 15
109
Metals & Mining 2.6%
Arsenal AIC Parent, 8.00%, 10/1/30 (2) 10 10
ATI, 5.125%, 10/1/31  15 13
ATI, 7.25%, 8/15/30  5 5
Big River Steel, 6.625%, 1/31/29 (2) 31 31
ERO Copper, 6.50%, 2/15/30 (2) 20 17
FMG Resources, 5.875%, 4/15/30 (2) 20 19
GrafTech Global Enterprises, 9.875%,
12/15/28 (2) 15 12
Hecla Mining, 7.25%, 2/15/28  40 40
Hudbay Minerals, 6.125%, 4/1/29 (2) 22 21
Mineral Resources, 9.25%, 10/1/28 (2) 15 15
Novelis, 4.75%, 1/30/30 (2) 25 23
206
Real Estate Investment Trust
Securities 1.2%
Necessity Retail, 4.50%, 9/30/28 (2) 35 28
Service Properties Trust, 7.50%,
9/15/25  35 35
Service Properties Trust, 8.625%,
11/15/31 (2) 30 31
94
Restaurants 0.4%
Dave & Buster's, 7.625%, 11/1/25 (2) 31 31
31
Retail 0.9%
At Home Cayman, 11.50%, 5/12/28 (2) 7 4
At Home Group, 4.875%, 7/15/28 (2) 8 3
At Home Group, 7.125%, 5/12/28
(7.125% Cash or 8.625% PIK) (2)(5) 14 4
Bath & Body Works, 6.625%,
10/1/30 (2) 30 30
Bath & Body Works, 6.694%, 1/15/27  4 4
Bath & Body Works, 6.95%, 3/1/33  15 14
Bath & Body Works, 7.50%, 6/15/29  15 15
74
Satellites 1.2%
Hughes Satellite Systems, 6.625%,
8/1/26  46 36
Intelsat Jackson Holdings, 6.50%,
3/15/30 (2) 15 14
Telesat Canada, 6.50%, 10/15/27 (2) 64 29
Viasat, 7.50%, 5/30/31 (2) 15 11
90
Services 4.1%
Adtalem Global Education, 5.50%,
3/1/28 (2) 25 24
Advantage Sales & Marketing, 6.50%,
11/15/28 (2) 17 15
Allied Universal Holdco, 9.75%,
7/15/27 (2) 55 51
Fair Isaac, 4.00%, 6/15/28 (2) 30 28

T. ROWE PRICE HIGH YIELD MULTI-SECTOR ACCOUNT PORTFOLIO

Par/Shares $ Value
(Amounts in 000s)
‡
GFL Environmental, 6.75%, 1/15/31 (2) 5 5
H&E Equipment Services, 3.875%,
12/15/28 (2) 55 49
Presidio Holdings, 8.25%, 2/1/28 (2) 27 26
Prime Security Services Borrower,
6.25%, 1/15/28 (2) 50 48
Ritchie Bros Holdings, 6.75%,
3/15/28 (2) 10 10
Ritchie Bros Holdings, 7.75%,
3/15/31 (2) 15 16
Sabre GLBL, 11.25%, 12/15/27 (2) 10 9
United Rentals North America, 3.75%,
1/15/32  10 8
United Rentals North America, 3.875%,
2/15/31  20 17
Williams Scotsman, 7.375%,
10/1/31 (2) 15 15
321
Transportation 0.3%
Watco, 6.50%, 6/15/27 (2) 25 24
24
Utilities 4.4%
Calpine, 5.00%, 2/1/31 (2) 32 28
Calpine, 5.125%, 3/15/28 (2) 25 24
PG&E, 5.25%, 7/1/30  70 66
Talen Energy Supply, 8.625%,
6/1/30 (2) 50 52
Terraform Global Operating, 6.125%,
3/1/26 (2) 18 17
TerraForm Power Operating, 5.00%,
1/31/28 (2) 25 24
TransAlta, 7.75%, 11/15/29  5 5
Vistra, VR, 7.00% (2)(6)(7) 50 47
Vistra, VR, 8.00% (2)(6)(7) 85 83
346
Wireless Communications 0.1%
U.S. Cellular, 6.70%, 12/15/33  10 10
10
Total Corporate Bonds (Cost $7,913) 7,432
MUNICIPAL SECURITIES 0.5%
Puerto Rico 0.5%
Puerto Rico Commonwealth, GO,VR,
11/1/43 (8) 82 43
Total Municipal Securities (Cost $46) 43
Par/Shares $ Value
(Amounts in 000s)
‡
SHORT-TERM INVESTMENTS 1.4%
Money Market Funds 1.4%
T. Rowe Price Government Reserve
Fund, 5.42% (9)(10) 107 107
Total Short-Term Investments (Cost
$107) 107
Total Investments in
Securities 98.4%
(Cost $8,169) $ 7,683
Other Assets Less Liabilities 1.6% 122
Net Assets 100.0% $ 7,805

T. ROWE PRICE HIGH YIELD MULTI-SECTOR ACCOUNT PORTFOLIO

‡ Par/Shares and Notional Amount are denominated in U.S. dollars unless otherwise noted.
(1) Non-income producing
(2) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to $6,256 and represents
80.2% of net assets.
(3) Level 3 in fair value hierarchy.
(4) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules
("restricted security"). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The fund may have registration rights for certain restricted securities.
Any costs related to such registration are generally borne by the issuer. The aggregate value of restricted securities (excluding
144A holdings) at period end amounts to $24 and represents 0.3% of net assets.
(5) Security has the ability to pay in-kind or pay in cash. When applicable, separate rates of such payments are disclosed.
(6) Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate.
Reference rate and spread are provided if the rate is currently floating.
(7) Perpetual security with no stated maturity date.
(8) Contingent value instrument that only pays out if a portion of the territory's Sales and Use Tax outperforms the projections in the
Oversight Board’s Certified Fiscal Plan.
(9) Seven-day yield
(10) Affiliated Companies
3M TSFR Three month term SOFR (Secured overnight financing rate)
6M USD LIBOR Six month USD LIBOR (London interbank offered rate)
FRN Floating Rate Note
GO General Obligation
PIK Payment-in-kind
VR Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.

T. ROWE PRICE HIGH YIELD MULTI-SECTOR ACCOUNT PORTFOLIO

(Amounts in 000s)
SWAPS (0.1)%
Description
Notional
Amount $ Value
Initial
$ Value
Unrealized
$ Gain/(Loss)
CENTRALLY CLEARED SWAPS (0.1)%
Credit Default Swaps, Protection Sold (0.1)%
Protection Sold (Relevant Credit: CHS/Community Health Systems, Caa3*), Receive 5.00%
Quarterly, Pay upon credit default, 12/20/26 * 14 (5) — (5)
Total Centrally Cleared Credit Default Swaps, Protection Sold (5)
Total Centrally Cleared Swaps (5)
Net payments (receipts) of variation margin to date 5
Variation margin receivable (payable) on centrally cleared swaps $ —
* Credit ratings as of November 30, 2023. Ratings shown are from Moody’s Investors Service and if Moody’s does not rate a security, then Standard &
Poor’s (S&P) is used. Fitch is used for securities that are not rated by either Moody’s or S&P.

T. ROWE PRICE HIGH YIELD MULTI-SECTOR ACCOUNT PORTFOLIO

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended November 30, 2023. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund, 5.42% $ — $ — $ 4
Totals $ —# $ — $ 4+
Supplementary Investment Schedule
Affiliate
Value
02/28/23
Purchase
Cost
Sales
Cost
Value
11/30/23
T. Rowe Price Government Reserve Fund, 5.42% $ 159  ¤  ¤ $ 107
Total $ 107^
#
Capital gain distributions from underlying Price funds represented $0 of the net realized gain (loss).
+
Investment income comprised $4 of dividend income and $0 of interest income.
¤
Purchase and sale information not shown for cash management funds.
^
The cost basis of investments in affiliated companies was $107.

T. ROWE PRICE HIGH YIELD MULTI-SECTOR ACCOUNT PORTFOLIO
Unaudited

Notes to Portfolio of Investments
T. Rowe Price High Yield Multi-Sector Account Portfolio (the fund) is registered under the Investment Company Act of 1940 (the 1940
Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial Accounting
Standards Board Accounting Standards Codification Topic 946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). At a meeting held on July 24, 2023, the fund’s
Board of Directors approved the closure and liquidation of the fund. Prior to the date of liquidation, the fund’s assets will be sold at the discretion of the fund’s portfolio management and the fund will cease to pursue its investment objective. The date of liquidation will be determined at a later date based on the amount of time needed to liquidate the fund’s assets, but the fund is expected to be liquidated no later than March 31, 2024. For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of
Directors (the Board) has designated T. Rowe Price Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation Committee. The Valuation
Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Debt securities generally are traded in the over-the-counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider factors such as, but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC)
market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC
Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Swaps are valued at prices furnished by an independent pricing service or independent swap dealers.

T. ROWE PRICE HIGH YIELD MULTI-SECTOR ACCOUNT PORTFOLIO

Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation
Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity;
or some combination. Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the
Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on November 30, 2023 (for further detail by category, please refer to the accompanying Portfolio of Investments):
OTHER MATTERS
Unpredictable events such as environmental or natural disasters, war and conflict, terrorism, geopolitical events, and public health epidemics and similar public health threats may significantly affect the economy and the markets and issuers in which the fund invests.
Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-
existing political, social, and economic risks.
The global outbreak of COVID-19 and the related governmental and public responses have led and may continue to lead to increased market volatility and the potential for illiquidity in certain classes of securities and sectors of the market either in specific countries or worldwide.
In February 2022, Russian forces entered Ukraine and commenced an armed conflict leading to economic sanctions imposed on Russia that target certain of its citizens and issuers and sectors of the Russian economy, creating impacts on Russian-related stocks and debt and greater volatility in global markets.
In March 2023, the banking industry experienced heightened volatility, which sparked concerns of potential broader adverse market conditions. The extent of impact of these events on the US and global markets is highly uncertain.
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Fixed Income Securities
1
$ — $ 7,498 $ — $ 7,498
Common Stocks 54 — — 54
Convertible Preferred Stocks — — 24 24
Short-Term Investments 107 — — 107
Total $ 161 $ 7,498 $ 24 $ 7,683
Liabilities
Swaps* $ — $ 5 $ — $ 5
1
Includes Convertible Bonds, Corporate Bonds and Municipal Securities.
* The fair value presented includes cumulative gain (loss) on centrally cleared swaps; however, the net value reflected on the accompanying Portfolio of Investments is only the unsettled variation margin receivable (payable) at that date.

T. ROWE PRICE HIGH YIELD MULTI-SECTOR ACCOUNT PORTFOLIO

These are recent examples of global events which may have a negative impact on the values of certain portfolio holdings or the fund’s overall performance. Management is actively monitoring the risks and financial impacts arising from these events.